UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2018

Date of reporting period:	11/30/2017

Item 1. Schedule of Investments

Prudential High Yield Fund

Schedule of Investments

as of November 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.0%
ASSET-BACKED SECURITIES(c) — 7.5%
Collateralized Loan Obligations
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%	2.459%	07/15/26	23,000	$23,073,308
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	2.409%	04/16/27	23,000	23,054,154
ALM Ltd./ALM LLC (Cayman Islands), Series 2015-16A, Class A1R, 144A, 3 Month LIBOR + 1.050%	2.409%	07/15/27	20,000	20,108,634
Atlas Senior Loan Fund IV Ltd. (Cayman Islands), Series 2013-2A, Class A1LR, 144A, 3 Month LIBOR + 0.980%	2.396%	02/17/26	40,000	40,022,516
Atrium (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%	2.203%	04/22/27	50,000	50,024,270
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIIA, Class A1AR, 144A, 3 Month LIBOR + 0.780%	2.145%	07/18/27	30,000	30,000,300
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.597%	10/15/30	20,000	20,101,562
Cavalry CLO Ltd. (Cayman Islands), Series 2014-4A, Class AR, 144A, 3 Month LIBOR + 0.850%	2.209%	10/15/26	50,000	50,039,520
OCP CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1R, 144A, 3 Month LIBOR + 0.800%	2.159%	07/15/27	20,000	20,024,680
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.020%	2.387%	07/25/26	40,000	40,139,980
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.609%	10/15/26	25,000	25,056,482
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.170%	2.586%	05/15/26	44,604	44,768,850
Sound Point CLO Ltd. (Cayman Islands), Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 0.880%	2.243%	07/20/27	50,000	50,144,400
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	2.239%	07/15/27	50,000	50,108,530

TOTAL ASSET-BACKED SECURITIES (cost $485,604,389)				486,667,186

BANK LOANS(c) — 2.8%
Coal — 0.1%
Consol Energy, Inc., Term Loan, 3 Month LIBOR + 6.000%	7.377%	11/28/22	7,200	7,218,000

Electric — 0.1%
Lightstone Holdco LLC, Refinancing Term B Loan, 1 Month LIBOR + 4.500%	5.850%	01/30/24	8,943	8,966,374
Lightstone Holdco LLC, Refinancing Term C Loan, 1 Month LIBOR + 4.500%	5.850%	01/30/24	557	558,696

				9,525,070

Energy - Other — 0.0%
Ascent Resources - Marcellus LLC, Second Lien Term Loan, 3 Month LIBOR + 7.500%	8.509%	08/04/21	3,825	239,063

Internet — 0.3%
Frontier Communications Corp., Term B-1 Loan, 1 Month LIBOR + 3.750%	5.090%	06/15/24	18,080	17,136,958

Retailers — 0.2%
Academy Ltd., Initial Term Loan, 1 Month LIBOR + 4.000%	5.302%	07/01/22	7,052	5,694,215
PetSmart, Inc., Tranche B-2 Loan, 1 Month LIBOR + 3.000%	4.340%	03/11/22	4,114	3,519,571
Rite Aid Corp., Tranche 2 Term Loan (Second Lien), 1 Month LIBOR + 3.875%	5.085%	06/21/21	3,150	3,150,000

				12,363,786

Technology — 2.1%
Almonde, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	8.729%		06/13/25	8,175	8,138,212
Evergreen Skills Lux Sarl (Luxembourg), Second Lien Initial Term Loan, 1 Month LIBOR + 8.250%	9.600%		04/28/22	29,903	26,314,209
Kronos, Inc., Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%	9.627%		11/01/24	11,500	11,862,963
McAfee LLC, First Lien Closing Date USD Term Loan, 3 Month LIBOR + 4.500%	5.833%		09/30/24	45,950	46,125,483
McAfee LLC, Second Lien Initial Loan, 3 Month LIBOR + 8.500%	9.833%		09/29/25	43,675	44,111,750

					136,552,617

TOTAL BANK LOANS (cost $183,897,577)					183,035,494

CORPORATE BONDS — 86.5%
Advertising — 0.2%
Acosta, Inc., Sr. Unsec’d. Notes, 144A(a)	7.750%		10/01/22	17,450	12,651,250
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc., Sec’d. Notes, Cash coupon 6.000% or PIK 8.000%, 6 Month LIBOR + 14.000%	6.000	%(c)	07/01/24	1,913	1,902,938

					14,554,188

Aerospace & Defense — 0.5%
Arconic, Inc., Sr. Unsec’d. Notes(a)	5.125%		10/01/24	5,000	5,331,250
Orbital ATK, Inc., Gtd. Notes	5.250%		10/01/21	3,050	3,133,875
RBS Global & Rexnord Corp., Sr. Unsec’d. Notes, 144A	4.875%		12/15/25	6,300	6,300,000
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%		07/15/23	7,000	7,665,000
TransDigm, Inc., Gtd. Notes(a)	6.375%		06/15/26	8,050	8,170,750
TransDigm, Inc., Gtd. Notes(a)	6.500%		07/15/24	4,830	4,938,675

					35,539,550

Agriculture — 0.2%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%		02/01/25	11,500	11,988,750

Auto Manufacturers — 0.5%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(a)	5.250%		04/15/23	5,875	6,213,400
Mclaren Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	5.750%		08/01/22	4,150	4,233,000
Navistar International Corp., Sr. Unsec’d. Notes, 144A	6.625%		11/01/25	19,600	20,298,348

					30,744,748

Auto Parts & Equipment — 1.2%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875%		08/15/26	11,900	12,204,878
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750%		10/01/27	5,350	5,396,812
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	5.000%		10/01/24	7,425	7,733,509
American Axle & Manufacturing, Inc., Gtd. Notes, 144A(a)	6.250%		04/01/25	6,650	6,832,875
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625%		11/15/26	11,692	12,071,990
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A(a)	6.500%		06/01/26	3,050	3,309,250
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, Cash coupon 4.500% or PIK 5.250%, 144A	4.500%		09/15/23	6,100	6,244,875

IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, Cash coupon 4.750% or PIK 5.500%, 144A	4.750%	09/15/26	4,300	4,353,750
Meritor, Inc., Gtd. Notes(a)	6.250%	02/15/24	2,375	2,496,719
TI Group Automotive Systems LLC (United Kingdom), Gtd. Notes, 144A	8.750%	07/15/23	3,467	3,718,358
Titan International, Inc., Sr. Sec’d. Notes, 144A	6.500%	11/30/23	9,875	9,822,662
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	4.750%	04/29/25	4,700	5,007,286

				79,192,964

Banks — 0.3%
Bank of America Corp., Jr. Sub. Notes	8.125%	12/29/49	1,300	1,335,841
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	08/15/22	14,725	15,737,344
Citigroup, Inc., Series P, Jr. Sub. Notes	5.950%	12/29/49	5,250	5,656,875

				22,730,060

Beverages — 0.2%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500%	04/01/25	12,650	13,035,825

Building Materials — 1.5%
BMC East LLC, Sr. Sec’d. Notes, 144A	5.500%	10/01/24	9,091	9,386,458
Builders FirstSource, Inc., Gtd. Notes, 144A	10.750%	08/15/23	9,750	10,993,125
Builders FirstSource, Inc., Sr. Sec’d. Notes, 144A	5.625%	09/01/24	1,800	1,876,500
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%	01/11/25	150	157,500
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	7.750%	04/16/26	3,350	3,793,205
Griffon Corp., Gtd. Notes	5.250%	03/01/22	20,000	20,381,000
James Hardie International Finance DAC (Ireland), Gtd. Notes, 144A	5.875%	02/15/23	7,050	7,411,313
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375%	11/15/24	4,460	4,694,150
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	8.500%	04/15/22	5,025	5,584,031
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes(a)	6.125%	07/15/23	9,265	9,684,704
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A(a)	5.125%	06/01/25	3,125	3,187,500
US Concrete, Inc., Gtd. Notes	6.375%	06/01/24	18,923	20,294,917

				97,444,403

Chemicals — 4.7%
A Schulman, Inc., Gtd. Notes	6.875%	06/01/23	23,883	25,017,442
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A(a)	6.250%	02/01/25	4,925	5,048,125
Ashland LLC, Gtd. Notes	6.875%	05/15/43	10,631	11,933,297
Blue Cube Spinco, Inc., Gtd. Notes	9.750%	10/15/23	8,255	9,833,769
Blue Cube Spinco, Inc., Gtd. Notes	10.000%	10/15/25	2,965	3,602,475
Chemours Co. (The), Gtd. Notes(a)	5.375%	05/15/27	4,900	5,108,250
Chemours Co. (The), Gtd. Notes	6.625%	05/15/23	13,120	13,874,400
Chemours Co. (The), Gtd. Notes	7.000%	05/15/25	9,960	10,893,750
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A(a)	6.750%	08/15/24	11,190	11,078,100
CVR Partners LP/CVR Nitrogen Finance Corp., Sec’d. Notes, 144A(a)	9.250%	06/15/23	7,027	7,448,620
GCP Applied Technologies, Inc., Gtd. Notes, 144A(a)	9.500%	02/01/23	4,300	4,789,125
Hexion, Inc., Sec’d. Notes, 144A(a)	13.750%	02/01/22	14,465	11,752,812
Hexion, Inc., Sr. Sec’d. Notes	6.625%	04/15/20	15,065	13,294,862
Hexion, Inc., Sr. Sec’d. Notes, 144A	10.375%	02/01/22	7,465	6,870,040
Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes	9.000%	11/15/20	16,285	11,847,337

Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A	7.000%	04/15/25	3,125	3,367,188
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875%	06/01/24	2,820	2,855,250
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	5.000%	05/01/25	4,100	4,130,750
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	5.250%	06/01/27	22,675	22,901,750
Platform Specialty Products Corp., Gtd. Notes, 144A	5.875%	12/01/25	8,850	8,916,375
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(a)	6.500%	02/01/22	10,085	10,425,369
PQ Corp., Sr. Sec’d. Notes, 144A(a)	6.750%	11/15/22	3,525	3,798,188
PQ Corp./Eco Finance Corp., Gtd. Notes, 144A	8.500%	11/01/22	10,307	10,783,699
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250%	04/01/25	24,410	26,805,109
TPC Group, Inc., Sr. Sec’d. Notes, 144A(a)	8.750%	12/15/20	38,550	38,260,875
Tronox Finance LLC, Gtd. Notes, 144A	7.500%	03/15/22	15,510	16,207,950
Tronox Finance PLC, Gtd. Notes, 144A(a)	5.750%	10/01/25	4,725	4,914,000
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A	5.750%	07/15/25	3,950	4,167,250

				309,926,157

Coal — 0.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Gtd. Notes, 144A	7.500%	05/01/25	6,350	6,746,875
Peabody Energy Corp., Sr. Sec’d. Notes, 144A	6.375%	03/31/25	2,744	2,822,890
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	8.000%	11/01/24	6,810	7,039,838

				16,609,603

Commercial Services — 2.0%
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	12,892	12,199,055
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	4.125%	08/15/25	4,750	4,785,625
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	4.375%	08/15/27	4,750	4,842,007
Laureate Education, Inc., Gtd. Notes, 144A(a)	8.250%	05/01/25	59,706	63,176,113
United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28	12,950	13,095,687
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27	9,825	10,414,500
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	19,075	20,529,469

				129,042,456

Computers — 1.8%
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875%	06/15/21	4,000	4,160,018
Dell International LLC/EMC Corp., Gtd. Notes, 144A(a)	7.125%	06/15/24	8,945	9,723,660
Everi Payments, Inc., Gtd. Notes, 144A	7.500%	12/15/25	8,800	8,797,360
Exela Intermediate LLC/Exela Finance, Inc., Sr. Sec’d. Notes, 144A	10.000%	07/15/23	23,255	21,830,631
West Corp., Gtd. Notes, 144A(a)	8.500%	10/15/25	24,105	23,532,506
Western Digital Corp., Gtd. Notes	10.500%	04/01/24	40,445	46,976,868

				115,021,043

Distribution/Wholesale — 0.7%
Beacon Roofing Supply, Inc., Gtd. Notes	6.375%	10/01/23	6,175	6,591,812
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%	07/15/22	6,645	6,777,900
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%	06/15/23	18,670	19,136,750
H&E Equipment Services, Inc., Gtd. Notes, 144A	5.625%	09/01/25	9,600	10,056,000

				42,562,462

Diversified Financial Services — 1.5%
Alliance Data Systems Corp., Gtd. Notes, 144A	5.375%	08/01/22	10,825	10,987,375
Alliance Data Systems Corp., Gtd. Notes, 144A	6.375%	04/01/20	2,000	2,014,000

Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%	11/18/19	4,050	4,110,750
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250%	08/15/21	5,500	5,871,250
LPL Holdings, Inc., Gtd. Notes, 144A	5.750%	09/15/25	16,475	16,948,656
Navient Corp., Sr. Unsec’d. Notes	5.000%	10/26/20	1,500	1,528,125
Navient Corp., Sr. Unsec’d. Notes(a)	5.875%	10/25/24	1,450	1,457,685
Navient Corp., Sr. Unsec’d. Notes, MTN	6.125%	03/25/24	3,785	3,832,313
Navient Corp., Sr. Unsec’d. Notes(a)	6.625%	07/26/21	3,350	3,542,625
Navient Corp., Sr. Unsec’d. Notes, MTN	7.250%	01/25/22	1,248	1,344,720
Navient Corp., Sr. Unsec’d. Notes(a)	7.250%	09/25/23	6,275	6,761,313
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	7,300	7,957,000
OneMain Financial Holdings LLC, Gtd. Notes, 144A(a)	6.750%	12/15/19	1,850	1,910,125
Springleaf Finance Corp., Gtd. Notes(a)	6.000%	06/01/20	8,225	8,605,406
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A(a)	6.750%	06/01/25	9,050	9,106,562
Transworld Systems, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/21	8,800	5,544,000
VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750%	06/15/22	5,925	6,213,844

				97,735,749

Electric — 5.0%
AES Corp., Sr. Unsec’d. Notes(a)	4.875%	05/15/23	900	918,828
AES Corp., Sr. Unsec’d. Notes	5.500%	04/15/25	900	948,375
AES Corp., Sr. Unsec’d. Notes(a)	7.375%	07/01/21	14,198	15,972,750
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%	01/15/23	8,675	8,642,469
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24	21,900	21,160,875
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%	01/15/25	29,550	28,441,875
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19	4,275	4,478,063
DPL, Inc., Sr. Unsec’d. Notes(a)	7.250%	10/15/21	15,314	16,960,255
Dynegy, Inc., Gtd. Notes(a)	5.875%	06/01/23	9,475	9,782,937
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22	34,025	36,364,219
Dynegy, Inc., Gtd. Notes(a)	7.625%	11/01/24	31,560	34,360,950
Dynegy, Inc., Gtd. Notes(a)	8.034%	02/02/24	20,065	21,168,180
Dynegy, Inc., Gtd. Notes, 144A(a)	8.000%	01/15/25	13,575	14,932,500
Dynegy, Inc., Gtd. Notes, 144A(a)	8.125%	01/30/26	11,025	12,265,312
GenOn Energy, Inc., Sr. Unsec’d. Notes(dd)	7.875%	06/15/17	29,562	21,284,640
GenOn Energy, Inc., Sr. Unsec’d. Notes(dd)	9.500%	10/15/18	3,375	2,396,250
GenOn Energy, Inc., Sr. Unsec’d. Notes(dd)	9.875%	10/15/20	27,897	19,806,870
Mirant Corp., Bonds, 144A^(d)	7.400%	07/15/49	2,675	2,675
Mirant Mid-Atlantic, Series C, Pass-Through Certificates	10.060%	12/30/28	5,383	5,221,487
NRG Energy Inc., Sr. Unsec’d. Notes, 144A	5.750%	01/15/28	8,800	8,800,000
NRG Energy, Inc., Gtd. Notes	6.250%	07/15/22	1,445	1,504,606
NRG Energy, Inc., Gtd. Notes(a)	6.250%	05/01/24	6,663	7,046,123
NRG Energy, Inc., Gtd. Notes(a)	6.625%	03/15/23	6,000	6,222,600
NRG Energy, Inc., Gtd. Notes(a)	6.625%	01/15/27	4,055	4,369,263
NRG Energy, Inc., Gtd. Notes	7.250%	05/15/26	16,475	18,081,312
NRG REMA LLC, Series C, Pass-Through Certificates	9.681%	07/02/26	11,755	7,931,099
Red Oak Power LLC, Series B, Sr. Sec’d. Notes	9.200%	11/30/29	200	226,000

				329,290,513

Electrical Components & Equipment — 0.1%
General Cable Corp., Gtd. Notes	5.750%	10/01/22	5,487	5,610,458

Engineering & Construction — 0.3%
AECOM, Gtd. Notes	5.125%	03/15/27	8,075	8,230,847
AECOM, Gtd. Notes	5.875%	10/15/24	11,100	12,071,250

				20,302,097

Entertainment — 3.6%
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.750%	06/15/25	9,275	9,043,125
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.875%	11/15/26	20,300	19,868,625
Carmike Cinemas, Inc., Sec’d. Notes, 144A(a)	6.000%	06/15/23	6,650	6,982,500
Cinemark USA, Inc., Gtd. Notes(a)	4.875%	06/01/23	12,839	13,063,683
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	9,425	9,637,063
Eldorado Resorts, Inc., Gtd. Notes	6.000%	04/01/25	3,050	3,211,040
Eldorado Resorts, Inc., Gtd. Notes(a)	7.000%	08/01/23	16,435	17,647,081
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	5.375%	11/01/23	4,000	4,305,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	4,200	4,533,354
International Game Technology PLC, Sr. Sec’d. Notes, 144A(a)	6.500%	02/15/25	12,306	13,859,632
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%	02/01/24	5,375	5,778,125
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	4,725	4,784,063
National CineMedia LLC, Sr. Unsec’d. Notes(a)	5.750%	08/15/26	20,540	19,050,850
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/27	5,175	5,369,063
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes	5.625%	05/01/24	19,225	19,945,937
Regal Entertainment Group, Sr. Unsec’d. Notes(a)	5.750%	03/15/22	2,050	2,116,625
Regal Entertainment Group, Sr. Unsec’d. Notes(a)	5.750%	02/01/25	2,545	2,583,175
Scientific Games International, Inc., Gtd. Notes(a)	6.625%	05/15/21	24,065	24,786,950
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	35,514	39,109,792
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A(a)	7.000%	01/01/22	9,925	10,470,875

				236,146,558

Environmental Control — 0.2%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625%	11/15/24	10,925	11,280,063

Foods — 2.0%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Gtd. Notes(a)	5.750%	03/15/25	19,830	17,642,751
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Gtd. Notes(a)	6.625%	06/15/24	3,195	3,019,275
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	9,975	10,236,844
Ingles Markets, Inc., Sr. Unsec’d. Notes(a)	5.750%	06/15/23	10,933	10,823,670
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	5.750%	06/15/25	26,065	25,445,956
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	5.875%	07/15/24	14,563	14,344,555
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(a)	7.250%	06/01/21	13,803	14,105,010
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	1,425	1,456,179
Pilgrim’s Pride Corp., Gtd. Notes, 144A(a)	5.750%	03/15/25	8,950	9,393,025
Pilgrim’s Pride Corp., Sr. Unsec’d. Notes, 144A	5.875%	09/30/27	7,100	7,410,625
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%	06/01/21	10,510	10,168,425
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	7.750%	11/15/22	9,125	8,851,250

				132,897,565

Forest Products & Paper — 0.0%
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	6.500%	02/01/24	1,550	1,637,188

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	6,050	6,322,250
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26	9,700	10,063,750

				16,386,000

Hand/Machine Tools — 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A(a)	7.000%	02/01/21	7,870	7,456,825

Healthcare-Products — 0.8%
Avantor, Inc., Sr. Sec’d. Notes, 144A	6.000%	10/01/24	3,600	3,602,250
Greatbatch Ltd., Gtd. Notes, 144A	9.125%	11/01/23	17,120	18,575,200
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750%	04/15/23	13,945	11,347,744
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.500%	04/15/25	15,923	13,415,127
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.625%	10/15/23	6,006	5,270,265

				52,210,586

Healthcare-Services — 4.9%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%	07/01/22	4,651	4,645,837
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	10,666	10,719,330
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	2,870	2,913,050
Acadia Healthcare Co., Inc., Gtd. Notes(a)	6.500%	03/01/24	6,899	7,123,218
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%	02/01/22	62,705	37,779,762
CHS/Community Health Systems, Inc., Gtd. Notes(a)	7.125%	07/15/20	21,175	16,516,500
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	6.250%	03/31/23	13,425	12,552,375
HCA, Inc., Gtd. Notes	5.375%	02/01/25	34,125	35,404,688
HCA, Inc., Gtd. Notes(a)	5.875%	05/01/23	6,450	6,837,000
HCA, Inc., Gtd. Notes	5.875%	02/15/26	5,295	5,632,556
HCA, Inc., Gtd. Notes	7.500%	12/15/23	12,480	13,884,000
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	2,475	2,533,781
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	1,525	1,560,380
HealthSouth Corp., Gtd. Notes	5.750%	09/15/25	4,800	4,980,000
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	15,400	15,515,500
Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A	8.500%	12/01/22	105	109,242
Select Medical Corp., Gtd. Notes(a)	6.375%	06/01/21	21,371	21,931,989
SP Finco LLC, Gtd. Notes, 144A(a)	6.750%	07/01/25	7,785	7,084,350
Surgery Center Holdings, Inc., Gtd. Notes, 144A(a)	8.875%	04/15/21	7,800	7,858,500
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	1,035	1,035,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	9,075	9,165,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%	06/15/23	12,274	11,475,945
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125%	04/01/22	40,965	40,555,350
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(a)	7.000%	08/01/25	48,712	44,206,140

				322,020,243

Home Builders — 3.4%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750%	08/01/25	8,200	8,200,000
AV Homes, Inc., Gtd. Notes	6.625%	05/15/22	4,100	4,289,789
Beazer Homes USA, Inc., Gtd. Notes	6.750%	03/15/25	5,250	5,524,050
Beazer Homes USA, Inc., Gtd. Notes	7.250%	02/01/23	421	438,893
Beazer Homes USA, Inc., Gtd. Notes(a)	8.750%	03/15/22	6,451	7,071,909
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A(a)	6.375%	05/15/25	12,275	13,057,531
CalAtlantic Group, Inc., Gtd. Notes	5.250%	06/01/26	12,800	13,440,000
CalAtlantic Group, Inc., Gtd. Notes	5.375%	10/01/22	3,675	3,969,000
KB Home, Gtd. Notes	7.625%	05/15/23	11,575	13,282,312
KB Home, Gtd. Notes	7.000%	12/15/21	3,662	4,092,285
KB Home, Gtd. Notes	7.500%	09/15/22	525	602,438
Lennar Corp., Gtd. Notes(a)	4.750%	05/30/25	9,098	9,393,685
Lennar Corp., Gtd. Notes	4.875%	12/15/23	4,575	4,803,750
Lennar Corp., Gtd. Notes, 144A	4.750%	11/29/27	3,025	3,093,063
M/I Homes, Inc., Gtd. Notes	5.625%	08/01/25	4,450	4,516,750
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	5,550	5,758,125

Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	10/01/25	6,650	6,965,875
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875%	12/15/23	10,725	11,261,786
Meritage Homes Corp., Gtd. Notes(a)	5.125%	06/06/27	13,448	13,603,324
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	3,575	3,846,521
New Home Co. Inc., (The), Gtd. Notes	7.250%	04/01/22	4,425	4,579,875
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27	7,900	8,313,170
PulteGroup, Inc., Gtd. Notes	5.500%	03/01/26	13,435	14,576,975
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	6.125%	04/01/25	5,805	6,037,200
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A(a)	5.250%	04/15/21	1,000	1,018,580
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625%	03/01/24	6,948	7,225,920
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A(a)	5.875%	04/15/23	11,954	12,678,651
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	11,844	12,228,930
William Lyon Homes, Inc., Gtd. Notes	5.875%	01/31/25	17,350	17,740,375

				221,610,762

Home Furnishings — 0.1%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.500%	06/15/26	5,975	6,116,906

Housewares — 0.0%
Scotts Miracle-Gro Co. (The), Gtd. Notes(a)	6.000%	10/15/23	2,511	2,671,076

Internet — 0.1%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750%	01/15/27	7,675	7,905,250

Iron/Steel — 0.5%
Cleveland-Cliffs, Inc., Gtd. Notes, 144A(a)	5.750%	03/01/25	12,905	12,543,660
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A	6.375%	05/01/22	22,202	22,840,307

				35,383,967

Leisure Time — 0.3%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250%	02/01/25	8,100	8,727,750
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	6.250%	05/15/25	9,350	9,747,375

				18,475,125

Lodging — 1.2%
Boyd Gaming Corp., Gtd. Notes	6.875%	05/15/23	11,730	12,492,450
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, Sr. Sec’d. Notes(a)	8.000%	10/01/20	5,050	5,163,625
CRC Escrow Issuer LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250%	10/15/25	10,700	10,713,375
Interval Acquisition Corp., Gtd. Notes	5.625%	04/15/23	6,000	6,255,000
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250%	11/15/22	9,400	10,328,250
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	9,875	10,430,469
MGM Resorts International, Gtd. Notes(a)	5.250%	03/31/20	3,500	3,683,750
MGM Resorts International, Gtd. Notes(a)	6.000%	03/15/23	2,700	2,976,750
MGM Resorts International, Gtd. Notes(a)	6.625%	12/15/21	6,986	7,771,855
MGM Resorts International, Gtd. Notes	6.750%	10/01/20	1,050	1,148,112
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500%	10/01/27	10,400	10,530,000

				81,493,636

Machinery-Diversified — 0.3%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500%	06/15/23	4,400	4,609,000
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A	8.750%	12/15/19	3,525	3,621,938
Cloud Crane LLC, Sec’d. Notes, 144A	10.125%	08/01/24	12,875	14,516,562

				22,747,500

Media — 8.6%
Altice SA (Luxembourg), Gtd. Notes, 144A	7.625%	02/15/25	5,925	5,406,563
Altice SA (Luxembourg), Sr. Unsec’d. Notes, 144A	7.750%	05/15/22	9,200	8,763,000
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	9,495	9,661,162
Belo Corp., Gtd. Notes	7.750%	06/01/27	2,795	3,158,350
Block Communications, Inc., Sr. Unsec’d. Notes, 144A(a)	6.875%	02/15/25	6,065	6,444,063
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	7.750%	04/15/18	7,455	7,585,462
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.125%	02/15/23	4,729	4,847,225
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	09/30/22	1,120	1,150,800
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000%	02/01/28	14,275	13,989,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/23	2,650	2,742,750
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%	05/01/25	3,150	3,224,813
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26	8,375	8,571,310
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(a)	5.750%	02/15/26	10,073	10,450,737
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/24	2,950	3,086,438
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(a)	5.875%	05/01/27	26,282	27,267,575
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	30,362	30,475,857
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	12,290	12,297,620
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	12,130	12,296,787
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(a)	7.750%	07/15/25	56,332	59,993,580
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes(a)	6.500%	11/15/22	8,929	8,984,806
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	7.625%	03/15/20	21,173	20,643,675
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes(a)	6.500%	11/15/22	3,074	3,120,110
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes(a)	7.625%	03/15/20	34,540	34,194,600
DISH DBS Corp., Gtd. Notes(a)	5.875%	07/15/22	3,075	3,163,406
DISH DBS Corp., Gtd. Notes(a)	7.750%	07/01/26	63,310	68,295,662
Gray Television, Inc., Gtd. Notes, 144A	5.875%	07/15/26	16,808	17,060,120
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30	1,901	2,067,338
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500%	04/15/21	7,094	7,200,410
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375%	04/01/23	12,370	12,772,025
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23	11,345	12,054,062
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(a)	5.625%	08/01/24	6,075	6,211,688

Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.750%	01/15/23	13,841	14,775,267
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	6,390	6,441,951
SFR Group SA (France), Sr. Sec’d. Notes, 144A(a)	6.250%	05/15/24	4,300	4,224,750
SFR Group SA (France), Sr. Sec’d. Notes, 144A(a)	7.375%	05/01/26	41,655	41,962,414
Sinclair Television Group, Inc., Gtd. Notes	6.125%	10/01/22	1,990	2,064,625
Sinclair Television Group, Inc., Gtd. Notes	5.375%	04/01/21	5,050	5,163,625
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.125%	02/15/27	6,550	6,386,250
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.625%	08/01/24	4,295	4,413,113
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.875%	03/15/26	2,275	2,314,813
TEGNA, Inc., Gtd. Notes, 144A(a)	5.500%	09/15/24	2,250	2,342,813
Tribune Media Co., Gtd. Notes	5.875%	07/15/22	11,710	11,944,200
Unitymedia GmbH (Germany), Sec’d. Notes, 144A(a)	6.125%	01/15/25	3,875	4,094,131
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	02/15/25	7,822	7,616,672
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	2,447	2,538,763
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	7,025	7,130,375
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	6.000%	01/15/27	10,711	10,544,979

				561,140,235

Metal Fabricate & Hardware — 0.5%
Novelis Corp., Gtd. Notes, 144A(a)	5.875%	09/30/26	8,400	8,704,500
Novelis Corp., Gtd. Notes, 144A	6.250%	08/15/24	3,250	3,420,625
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875%	06/15/23	15,830	17,729,600

				29,854,725

Metal Fabricate/Hardware — 0.1%
TriMas Corp., Gtd. Notes, 144A	4.875%	10/15/25	3,325	3,358,250

Mining — 3.0%
Alcoa Nederland Holding BV, Gtd. Notes, 144A	6.750%	09/30/24	4,500	4,951,350
Alcoa Nederland Holding BV, Gtd. Notes, 144A	7.000%	09/30/26	4,350	4,915,500
Constellium NV (Netherlands), Gtd. Notes, 144A	5.875%	02/15/26	7,875	8,161,256
Constellium NV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	6.625%	03/01/25	13,205	14,030,312
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.000%	02/15/21	2,581	2,677,788
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A(a)	7.250%	05/15/22	3,850	3,994,375
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.250%	04/01/23	3,430	3,627,225
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A(a)	7.500%	04/01/25	11,510	12,243,762
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.550%	03/01/22	3,365	3,318,731
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.875%	03/15/23	18,485	18,274,271
Freeport-McMoRan, Inc., Gtd. Notes(a)	4.550%	11/14/24	6,225	6,209,438
Freeport-McMoRan, Inc., Gtd. Notes	6.750%	02/01/22	6,525	6,769,688
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000%	04/15/25	12,735	13,355,831
International Wire Group, Inc., Sec’d. Notes, 144A(a)	10.750%	08/01/21	10,345	9,439,812
Kinross Gold Corp. (Canada), Gtd. Notes	5.950%	03/15/24	7,588	8,327,830
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A(a)	7.875%	11/01/22	5,275	5,683,813
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250%	11/15/22	23,920	24,697,400
Teck Resources Ltd. (Canada), Gtd. Notes	4.750%	01/15/22	35,597	37,376,850
Teck Resources Ltd. (Canada), Gtd. Notes	6.250%	07/15/41	6,487	7,395,180

				195,450,412

Miscellaneous Manufacturing — 1.7%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	5.750%	03/15/22	1,413	1,391,805
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	01/15/23	1,207	1,187,930
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.500%	12/01/24	53,800	54,251,920
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	12/01/21	36,800	40,710,368
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	2,575	2,678,000
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875%	11/01/24	7,675	7,686,896
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A(a)	6.000%	07/15/22	3,325	3,400,810

				111,307,729

Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes(a)	5.000%	09/01/25	2,900	3,030,500
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	9,185	10,011,650

				13,042,150

Oil & Gas — 7.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875%	12/15/24	13,009	14,342,422
Andeavor, Gtd. Notes, 144A	5.125%	12/15/26	2,925	3,192,302
Antero Resources Corp., Gtd. Notes(a)	5.000%	03/01/25	17,290	17,592,575
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21	7,175	7,354,375
Antero Resources Corp., Gtd. Notes	5.625%	06/01/23	6,425	6,698,062
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A(a)	10.000%	04/01/22	26,357	28,663,237
California Resources Corp., Sec’d. Notes, 144A(a)	8.000%	12/15/22	5,477	4,052,980
Carrizo Oil & Gas, Inc., Gtd. Notes(a)	8.250%	07/15/25	3,175	3,444,875
Centennial Resource Production LLC, Gtd. Notes, 144A	5.375%	01/15/26	7,575	7,688,625
Chesapeake Energy Corp., Gtd. Notes, 144A(a)	8.000%	06/15/27	22,800	21,837,840
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	13,750	14,540,625
CNX Resources Corp., Gtd. Notes	5.875%	04/15/22	34,100	34,867,250
CNX Resources Corp., Gtd. Notes	8.000%	04/01/23	7,998	8,537,865
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625%	10/15/25	13,875	13,944,375
Denbury Resources, Inc., Sec’d. Notes, 144A(a)	9.000%	05/15/21	7,400	7,122,500
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes(a)	7.875%	08/15/25	6,925	7,219,312
Diamondback Energy, Inc., Gtd. Notes(a)	5.375%	05/31/25	6,975	7,199,525
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750%	01/30/28	6,250	6,320,312
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	11,420	11,819,700
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	11,146	11,981,950
Extraction Oil & Gas, Inc., Gtd. Notes, 144A	7.375%	05/15/24	11,685	12,444,525
Extraction Oil & Gas, Inc./Extraction Finance Corp., Gtd. Notes, 144A	7.875%	07/15/21	5,200	5,499,000
Halcon Resources Corp., Gtd. Notes, 144A(a)	6.750%	02/15/25	23,725	24,080,875
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(a)	5.750%	10/01/25	12,500	12,878,750
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	17,750	16,263,437
MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	7.000%	03/31/24	7,301	6,570,900
MEG Energy Corp. (Canada), Sec’d. Notes, 144A(a)	6.500%	01/15/25	13,850	13,573,000
Newfield Exploration Co., Sr. Unsec’d. Notes(a)	5.375%	01/01/26	9,625	10,250,625
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750%	01/30/22	1,906	2,037,038
Noble Holding International Ltd. (United Kingdom), Gtd. Notes(a)	7.750%	01/15/24	7,150	6,184,750
Parsley Energy LLC/Parsley Finance Corp., Gtd. Notes, 144A	5.625%	10/15/27	4,950	5,058,257
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22	1,265	1,347,225
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	5,705	6,286,910
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21	4,000	4,546,100
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.750%	05/23/26	4,750	5,670,313
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.299%	01/27/25	2,720	2,719,320
Precision Drilling Corp. (Canada), Gtd. Notes(a)	6.500%	12/15/21	1,730	1,760,275
Precision Drilling Corp. (Canada), Gtd. Notes	7.750%	12/15/23	5,650	5,833,625
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125%	01/15/26	6,050	6,095,436

QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%	05/01/23		445	450,563
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.375%	10/01/22		2,300	2,354,625
QEP Resources, Inc., Sr. Unsec’d. Notes	5.625%	03/01/26		4,475	4,541,588
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25		4,700	4,582,500
Range Resources Corp., Gtd. Notes(a)	5.000%	03/15/23		1,450	1,435,500
Range Resources Corp., Gtd. Notes(a)	5.875%	07/01/22		21,518	22,109,745
RSP Permian, Inc., Gtd. Notes(a)	5.250%	01/15/25		9,962	10,161,240
Seven Generations Energy Ltd. (Canada), Gtd. Notes, 144A	5.375%	09/30/25		8,250	8,291,250
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500%	08/01/20		4,025	4,137,700
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.250%	04/15/21		3,000	3,112,500
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.375%	04/01/23		20,739	21,905,569
Transocean, Inc., Gtd. Notes, 144A(a)	7.500%	01/15/26		10,775	11,071,312
Tullow Oil PLC (Ghana), Gtd. Notes, Cash coupon 7.250% or PIK 7.875%, 144A	6.000%	11/01/20		2,931	2,952,983
WPX Energy, Inc., Sr. Unsec’d. Notes	5.250%	09/15/24		5,000	4,912,500
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	6.000%	01/15/22		9,858	10,153,740
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	7.500%	08/01/20		2,260	2,452,100
WPX Energy, Inc., Sr. Unsec’d. Notes	8.250%	08/01/23		4,925	5,559,094

					507,705,577

Oil & Gas Services — 0.0%
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes^(d)	6.500%	07/15/22		1,800	18

Packaging & Containers — 1.3%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%(a)	7.125%	09/15/23		9,625	10,201,538
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(a)	6.000%	06/30/21		1,725	1,772,438
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.750%	05/15/24	EUR	1,000	1,319,689
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(a)	7.250%	05/15/24		23,450	25,677,750
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A(a)	7.875%	11/01/19		18,845	18,892,112
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%	08/15/25		1,275	1,437,563
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes, 144A(a)	7.000%	07/15/24		15,810	16,962,944
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750%	10/15/20		725	737,234
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22		2,680	2,844,150
Sealed Air Corp., Gtd. Notes, 144A(a)	5.125%	12/01/24		2,550	2,734,875

					82,580,293

Pharmaceuticals — 2.2%
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(a)	6.000%	07/15/23		18,780	14,695,350
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(a)	6.000%	02/01/25		22,975	17,863,062
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375%	01/15/23		21,825	17,023,500
Horizon Pharma, Inc., Gtd. Notes(a)	6.625%	05/01/23		6,045	5,893,875
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	5.375%	03/15/20		5,150	5,098,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23		9,050	7,749,063
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	5.625%	12/01/21		1,750	1,627,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125%	04/15/25		7,365	6,315,488

Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	7.500%	07/15/21	47,681	47,084,987
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A(a)	6.500%	03/15/22	1,575	1,653,750
Vizient, Inc., Sr. Unsec’d. Notes, 144A(a)	10.375%	03/01/24	17,080	19,300,400

				144,305,475

Pipelines — 2.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%	10/01/20	2,650	2,692,400
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(a)	5.375%	09/15/24	3,725	3,846,063
DCP Midstream Operating LP, Gtd. Notes	5.600%	04/01/44	8,581	8,387,927
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500%	10/15/20	3,650	4,051,500
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%	05/15/23	9,400	9,541,000
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%	08/01/22	5,575	5,761,484
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875%	08/15/27	8,325	8,642,765
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	7.768%	12/15/37	11,425	14,109,875
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875%	04/15/40	19,657	22,138,696
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	5.625%	04/15/20	6,775	7,096,813
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.000%	01/15/19	4,300	4,438,460
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	09/15/24	8,650	8,974,375
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	01/15/28	17,375	17,896,250
Targa Resources Partners LP, Gtd. Notes	4.250%	11/15/23	6,375	6,279,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.125%	02/01/25	2,650	2,709,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(a)	6.750%	03/15/24	4,900	5,267,500

				131,834,108

Real Estate — 0.9%
CBRE Services, Inc., Gtd. Notes	5.000%	03/15/23	7,575	7,784,508
Crescent Communities LLC/Crescent Ventures, Inc., Sr. Sec’d. Notes, 144A	8.875%	10/15/21	19,311	20,517,937
Five Point Operating Co. LP/Five Point Capital Corp., Sr. Unsec’d. Notes, 144A	7.875%	11/15/25	12,625	12,877,500
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750%	12/01/25	9,150	9,424,500
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A(a)	4.875%	06/01/23	7,325	7,379,938

				57,984,383

Real Estate Investment Trusts (REITs) — 1.0%
FelCor Lodging LP, Gtd. Notes	6.000%	06/01/25	4,400	4,675,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes(a)	4.500%	09/01/26	9,100	9,168,250
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes(a)	5.625%	05/01/24	1,825	1,952,750
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Sr. Unsec’d. Notes, 144A	4.500%	01/15/28	12,975	12,893,906
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(a)	5.000%	10/15/27	7,650	7,975,125
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(a)	5.250%	08/01/26	5,450	5,742,938

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%	05/01/24	3,500	3,701,250
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	03/01/24	4,250	4,590,000
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	3,550	3,612,125
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/23	5,157	5,298,818
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	12/15/21	5,475	6,067,525

				65,677,687

Retail — 5.0%
Brinker International, Inc., Gtd. Notes, 144A	5.000%	10/01/24	5,650	5,664,125
Caleres, Inc., Gtd. Notes	6.250%	08/15/23	6,429	6,742,414
CEC Entertainment, Inc., Gtd. Notes(a)	8.000%	02/15/22	25,337	24,196,835
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%	03/15/20	3,675	2,058,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	3,975	2,419,781
Cumberland Farms, Inc., Sr. Unsec’d. Notes, 144A	6.750%	05/01/25	3,050	3,225,375
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes(a)	6.750%	06/15/23	3,775	3,501,313
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/21	3,775	3,576,812
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(a)	6.750%	01/15/22	6,064	5,707,740
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(a)	8.625%	06/15/20	13,109	11,601,465
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(a)	8.625%	06/15/20	13,200	11,682,000
Golden Nugget, Inc., Gtd. Notes, 144A(a)	8.750%	10/01/25	23,725	24,674,000
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/15/24	15,100	15,420,875
Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250%	06/15/21	13,300	9,908,500
L Brands, Inc., Gtd. Notes	6.750%	07/01/36	22,800	22,743,000
L Brands, Inc., Gtd. Notes(a)	6.875%	11/01/35	17,650	17,826,500
Men’s Wearhouse, Inc. (The), Gtd. Notes(a)	7.000%	07/01/22	10,776	10,358,430
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(a)	8.000%	10/15/21	24,306	13,854,420
PetSmart, Inc., Gtd. Notes, 144A(a)	7.125%	03/15/23	49,667	36,256,910
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875%	06/01/25	17,000	14,620,000
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%	06/30/20	12,940	11,387,200
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125%	04/01/23	39,000	36,075,000
Ruby Tuesday, Inc., Gtd. Notes	7.625%	05/15/20	3,976	4,045,580
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	18,382	18,370,511
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%	06/01/24	5,725	5,667,750
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A	8.000%	06/15/22	9,603	5,473,710

				327,058,246

Semiconductors — 0.4%
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	01/15/24	4,625	4,821,563
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	6,125	6,446,562
Sensata Technologies BV, Gtd. Notes, 144A(a)	4.875%	10/15/23	6,075	6,343,819
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	2,000	2,135,000
Sensata Technologies BV, Gtd. Notes, 144A(a)	5.625%	11/01/24	950	1,049,750
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A(a)	6.250%	02/15/26	6,195	6,737,062

				27,533,756

Software — 4.7%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	93,998	95,143,836
BMC Software, Inc., Sr. Unsec’d. Notes	7.250%	06/01/18	6,370	6,417,775

Boxer Parent Co., Inc., Sr. Unsec’d. Notes, Cash coupon 9.000% or PIK 9.750%, 144A(a)	9.000%	10/15/19	25,795	25,891,731
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750%	03/01/25	6,960	7,047,000
First Data Corp., Gtd. Notes, 144A(a)	7.000%	12/01/23	72,400	76,744,000
First Data Corp., Sec’d. Notes, 144A(a)	5.750%	01/15/24	4,920	5,104,500
Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, Cash coupon 7.125% or PIK 7.875%, 144A(a)	7.125%	05/01/21	35,219	36,099,475
Infor US, Inc., Gtd. Notes(a)	6.500%	05/15/22	11,388	11,729,640
Informatica LLC, Sr. Unsec’d. Notes, 144A(a)	7.125%	07/15/23	16,925	17,263,500
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	4,194	4,252,716
Rackspace Hosting, Inc., Gtd. Notes, 144A(a)	8.625%	11/15/24	5,625	6,032,813
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375%	10/15/24	12,865	13,411,762

				305,138,748

Telecommunications — 7.1%
Aegis Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	2,855	3,104,812
Anixter, Inc., Gtd. Notes	5.500%	03/01/23	1,975	2,125,594
C&W Senior Financing Designated Activity Co. (Ireland), Sr. Unsec’d. Notes, 144A(a)	6.875%	09/15/27	11,350	11,917,500
CenturyLink, Inc., Series G, Sr. Unsec’d. Notes	6.875%	01/15/28	4,700	4,194,750
CenturyLink, Inc., Series S, Sr. Unsec’d. Notes	6.450%	06/15/21	24,565	24,442,175
CommScope Technologies LLC, Gtd. Notes, 144A(a)	6.000%	06/15/25	14,749	15,781,430
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	7.125%	04/01/22	780	704,551
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	13,675	13,175,862
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	17,720	17,188,400
Digicel Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A(a)	6.000%	04/15/21	275	265,279
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	6.875%	01/15/25	2,100	1,438,500
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%	04/15/22	3,400	2,533,000
Frontier Communications Corp., Sr. Unsec’d. Notes	9.250%	07/01/21	3,950	3,177,301
Frontier Communications Corp., Sr. Unsec’d. Notes	10.500%	09/15/22	6,470	5,127,475
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	11.000%	09/15/25	67,225	51,595,187
GTT Communications, Inc., Gtd. Notes, 144A	7.875%	12/31/24	24,165	25,475,710
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	5.500%	08/01/23	17,000	13,918,750
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750%	07/15/25	40,265	39,006,719
Level 3 Financing, Inc., Gtd. Notes(a)	5.125%	05/01/23	5,500	5,500,000
Level 3 Financing, Inc., Gtd. Notes	5.250%	03/15/26	7,702	7,552,774
Level 3 Financing, Inc., Gtd. Notes(a)	5.375%	05/01/25	1,010	1,012,828
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000%	04/01/24	26,685	28,452,881
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	34,085	34,979,731
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	28,670	33,185,525
Sprint Corp., Gtd. Notes(a)	7.625%	02/15/25	33,088	35,139,456
Sprint Corp., Gtd. Notes(a)	7.125%	06/15/24	10,480	10,905,802
Sprint Corp., Gtd. Notes(a)	7.875%	09/15/23	1,265	1,363,038
T-Mobile USA, Inc., Gtd. Notes	6.375%	03/01/25	7,375	7,916,694
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/26	8,720	9,537,500
ViaSat, Inc., Sr. Unsec’d. Notes, 144A	5.625%	09/15/25	10,875	10,997,344
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A(a)	5.000%	01/20/26	21,650	20,738,535
Xplornet Communications, Inc. (Canada), Sr. Unsec’d. Notes, Cash coupon 9.625% or PIK 10.625%, 144A	9.625%	06/01/22	23,025	24,521,625

				466,976,728

Textiles — 0.4%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	24,861	25,420,372

Transportation — 0.6%
Hornbeck Offshore Services, Inc., Gtd. Notes	5.000%	03/01/21	3,625	1,930,313
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%	04/01/20	5,750	3,795,000
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Monaco), Sr. Sec’d. Notes, 144A	7.375%	01/15/22	6,100	4,803,750
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.125%	09/01/23	10,850	11,460,312
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.500%	06/15/22	14,685	15,345,825

				37,335,200

Trucking & Leasing — 0.2%
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A(a)	5.000%	08/01/24	10,225	10,225,000

TOTAL CORPORATE BONDS (cost $5,579,364,209)				5,651,699,368

			Shares
COMMON STOCKS — 0.1%
Advertising — 0.0%
Mood Media Corp.*^			669,375	562,275
Mood Media Corp.*^			546,428	458,999

				1,021,274

Independent Power & Renewable Electricity Producers — 0.1%
Dynegy, Inc.*			525,198	6,370,652

Oil, Gas & Consumable Fuels — 0.0%
Frontera Energy Corp. (Colombia)*(a)			27,914	812,018

TOTAL COMMON STOCKS (cost $11,007,645)				8,203,944

PREFERRED STOCKS — 0.1%
Banks — 0.1%
Citigroup Capital XIII, (Capital security, fixed to floating preferred), 7.750%, 3 Month LIBOR + 6.370%(c)			153,000	4,195,260
Building Materials & Construction — 0.0%
New Millennium Homes LLC^			2,000	90,000
Cable — 0.0%
Adelphia Communications Corp. (Class A Stock)*^			20,000	20
Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The) Series K, (fixed to floating preferred), 6.375%, 3 Month LIBOR + 6.375%(c)			87,000	2,514,300

TOTAL PREFERRED STOCKS (cost $6,018,416)				6,799,580

			Units
WARRANTS* — 0.0%
Chemicals
Hercules, Inc., expiring 03/31/29			230	—

TOTAL LONG-TERM INVESTMENTS (cost $6,265,892,236)				6,336,405,572

SHORT-TERM INVESTMENTS — 23.3%

	Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(w)	49,672	460,960
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	144,310,118	144,310,118
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $1,377,603,050; includes $1,376,210,052 of cash collateral for securities on loan)(b)(w)	1,377,555,091	1,377,692,846

TOTAL SHORT-TERM INVESTMENTS (cost $1,522,394,818)		1,522,463,924

TOTAL INVESTMENTS — 120.3% (cost $7,788,287,054)		7,858,869,496
Liabilities in excess of other assets(z) — (20.3)%		(1,324,058,306)

NET ASSETS — 100.0%		$6,534,811,190

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,113,987 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,351,317,549; cash collateral of $1,376,210,052 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2017.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(dd)	On June 14, 2017, GenOn Energy, Inc. and its subsidiaries filed for bankruptcy under Chapter 11. In connection with the Chapter 11 plan of reorganization (the “GenOn Reorganization Plan”) GenOn Energy, Inc. and its subsidiaries will issue a 144A high yield bond offering for the exit financing of the bankruptcy. As part of the GenOn Reorganization Plan and restructuring of the existing bond, PGIM, Inc. has agreed to participate in a backstop commitment of $54,031,000 for the new bond offering. Under the commitment agreement, the Fund will be obligated to purchase all of the unsubscribed shares of the bond offering. The Fund has received a backstop fee of $2,701,550 in conjunction with this commitment. As of November 17, 2017, the agreement has been terminated and PGIM, Inc. will not be obligated to purchase any unsubscribed shares of the bond offering.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at November 30, 2017:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
822	2 Year U.S. Treasury Notes	Mar. 2018	$176,241,938	$(84,917)
332	10 Year U.S. Treasury Bonds	Mar. 2018	50,370,625	(491,459)
2,831	10 Year U.S. Treasury Notes	Mar. 2018	351,176,703	(1,437,467)

215	30 Year U.S. Ultra Treasury Bonds	Mar. 2018	$35,448,125	$(429,539)

				$(2,443,382)

	Short Positions:
3	5 Year Euro-Bobl	Mar. 2018	471,803	174
1	10 Year Euro-Bund	Mar. 2018	193,309	(25)

				149

				$(2,443,233)

Cash of $4,750,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at November 30, 2017.

Forward foreign currency exchange contracts outstanding at November 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 12/04/2017	Morgan Stanley	EUR	1,033	$1,233,304	$1,229,676	$(3,628)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 12/04/2017	Morgan Stanley	EUR	1,033	$1,212,517	$1,229,676	$(17,159)
Expiring 02/02/2018	Morgan Stanley	EUR	1,033	1,238,200	1,234,672	3,528

				$2,450,717	$2,464,348	(13,631)

						$(17,259)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities Collateralized Loan Obligations	$—	$486,667,186	$—
Bank Loans	—	183,035,494	—
Corporate Bonds	—	5,651,696,675	2,693
Common Stocks	7,182,670	—	1,021,274
Preferred Stocks	6,709,560	—	90,020
Warrants	—	—	—
Affiliated Mutual Funds	1,522,463,924	—	—
Other Financial Instruments*
Futures Contracts	(2,443,233)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(17,259)	—

Total	$1,533,912,921	$6,321,382,096	$1,113,987

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Short Duration High Yield Income Fund

Schedule of Investments

as of November 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.3%
BANK LOANS — 8.0%
Aerospace & Defense — 0.1%
StandardAero Aviation Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%^	5.100	%(c)	07/07/22	3,200	$3,216,000

Commercial Services — 1.0%
Laureate Education, Inc., Series 2024 Term Loan, 1 Month LIBOR + 4.500%	5.850	%(c)	04/26/24	17,194	17,265,777
LSC Communications, Inc., First Lien Term B Loan, 1 Month LIBOR + 5.500%	6.838	%(c)	09/30/22	6,575	6,591,726

					23,857,503

Non-Captive Finance — 0.2%
Exela Intermediate LLC, First Lien Term B Loan, 3 Month LIBOR + 7.500%	8.678	%(c)	06/30/23	6,000	5,658,750

Packaging & Containers — 0.3%
Coveris Holdings SA (Luxembourg), USD Term B-1 Loan, 3 Month LIBOR + 4.250%^	5.583	%(c)	06/29/22	7,588	7,578,317

Retail — 1.3%
Academy Ltd., Initial Term Loan, 1-3 Month LIBOR + 4.000%	5.305	%(c)	07/01/22	7,078	5,715,592
CEC Entertainment, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.000%	4.350	%(c)	02/15/21	10,911	10,548,581
Rite Aid Corp., Tranche 2 Term Loan (Second Lien), 1 Month LIBOR + 3.875%	5.085	%(c)	06/21/21	4,800	4,800,000
Sally Holdings LLC, Term B-2 Loan	4.500%		07/05/24	9,854	9,829,365

					30,893,538

Software — 1.4%
BMC Software Finance, Inc., Initial B-1 US Term Loans, 1 Month LIBOR + 3.750%	5.100	%(c)	09/10/22	18,234	18,263,968
Infor (US), Inc., Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%	4.083	%(c)	02/01/22	6,737	6,726,837
Symantec Corp., Term A-5 Loan, 2 Month LIBOR + 1.750%^	3.030	%(c)	08/01/21	6,838	6,829,060

					31,819,865

Technology — 2.1%
Dell International LLC, Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%	2.850	%(c)	12/31/18	12,182	12,174,383
Evergreen Skills Lux Sarl, First Lien Initial Term Loan, 1 Month LIBOR + 4.750%	6.100	%(c)	04/28/21	8,609	8,264,701
Informatica Corp., Dollar Term Loan, 3 Month LIBOR + 3.500%	4.833	%(c)	08/05/22	5,603	5,619,458
McAfee LLC, First Lien Closing Date USD Term Loan, 3 Month LIBOR + 4.500%	5.833	%(c)	09/30/24	16,125	16,186,582
McAfee LLC, Second Lien Initial Loan, 3 Month LIBOR + 8.500%	9.833	%(c)	09/29/25	6,300	6,363,000

					48,608,124

Telecommunications — 1.1%
Frontier Communications Corp., Term B-1 Loan, 1 Month LIBOR + 3.750%	5.090	%(c)	06/17/24	13,641	12,929,539
West Corp., First Lien Term B Loan, 1 Month LIBOR + 4.000%	5.350	%(c)	10/10/24	12,876	12,851,448

					25,780,987

Tobacco — 0.0%
Jacobs Douwe Egberts Holdings BV (Netherlands), Term Loan B - EUR, 3 Month EURIBOR + 2.000%	2.750	%(c)	07/01/22	EUR	252	302,093

Wireless — 0.5%
Digicel International Finance Ltd., First Lien Initial Term B Loan, 1 Month LIBOR + 3.750%	5.080	%(c)	05/27/24		9,750	9,762,188
Xplornet Communications, Inc. (Canada), Term B Loan, 3 Month LIBOR + 4.750%	6.083	%(c)	09/09/21		2,469	2,492,180

						12,254,368

TOTAL BANK LOANS (cost $188,609,799)						189,969,545

CORPORATE BONDS — 90.3%
Aerospace/Defense — 0.0%
Arconic, Inc., Sr. Unsec’d. Notes	5.720%		02/23/19		635	658,239

Auto Manufacturers — 0.1%
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%		11/15/19		1,625	1,657,500

Auto Parts & Equipment — 0.8%
American Axle & Manufacturing, Inc., Gtd. Notes	5.125%		02/15/19		1,282	1,282,000
American Axle & Manufacturing, Inc., Gtd. Notes(a)	7.750%		11/15/19		8,740	9,537,525
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, Cash coupon 4.125% or PIK 4.875%, 144A	4.125%		09/15/21		6,725	6,832,667

						17,652,192

Beverages — 0.2%
Cott Beverages, Inc. (Canada), Gtd. Notes	5.375%		07/01/22		5,150	5,356,000

Building Materials — 0.5%
Griffon Corp., Gtd. Notes	5.250%		03/01/22		3,225	3,286,436
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(a)	5.125%		02/15/21		1,475	1,519,058
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes(a)	6.125%		07/15/23		2,000	2,090,600
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes(a)	8.500%		04/15/22		3,550	3,944,938

						10,841,032

Chemicals — 4.6%
Ashland LLC, Gtd. Notes	4.750%		08/15/22		995	1,037,288
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20		9,069	9,941,891
Chemours Co. (The), Gtd. Notes(a)	6.625%		05/15/23		24,735	26,157,262
Hexion, Inc., Sr. Sec’d. Notes, 144A(a)	10.375%		02/01/22		2,940	2,705,682
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875%		06/01/24		15,300	15,491,250
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%		08/01/23		887	912,501
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(a)	6.500%		02/01/22		5,010	5,179,088
PQ Corp., Sr. Sec’d. Notes, 144A	6.750%		11/15/22		551	593,703
PQ Corp./Eco Finance Corp., Gtd. Notes, 144A	8.500%		11/01/22		2,371	2,480,659
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	8.250%		01/15/21		17,188	17,660,670

Tronox Finance LLC, Gtd. Notes, 144A	7.500%	03/15/22		17,542	18,331,390
W.R. Grace & Co., Gtd. Notes, 144A(a)	5.125%	10/01/21		7,090	7,506,537

					107,997,921

Commercial Services — 0.8%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Gtd. Notes, 144A(a)	6.375%	08/01/23		18,729	19,290,870
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22		350	360,272

					19,651,142

Computers — 2.4%
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875%	06/15/21		14,720	15,308,867
EMC Corp., Sr. Unsec’d. Notes	2.650%	06/01/20		7,435	7,351,858
NCR Corp., Gtd. Notes	5.875%	12/15/21		5,545	5,699,706
NCR Corp., Gtd. Notes	6.375%	12/15/23		7,250	7,639,688
Western Digital Corp., Gtd. Notes	10.500%	04/01/24		6,530	7,584,595
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%	04/01/23		12,705	13,816,687

					57,401,401

Distribution/Wholesale — 0.0%
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%	06/15/23		1,025	1,050,625

Diversified Financial Services — 2.4%
Alliance Data Systems Corp., Gtd. Notes, 144A	5.375%	08/01/22		11,455	11,626,825
Alliance Data Systems Corp., Gtd. Notes, 144A	6.375%	04/01/20		10,625	10,699,375
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250%	08/15/21		2,500	2,668,750
Navient Corp., Sr. Unsec’d. Notes	6.625%	07/26/21		2,505	2,649,038
Navient Corp., Sr. Unsec’d. Notes	6.500%	06/15/22		17,880	18,774,000
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20		150	163,500
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%	12/15/19		9,075	9,369,937
VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750%	06/15/22		1,125	1,179,844

					57,131,269

Electric — 6.6%
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21		2,772	3,118,500
AES Corp., Sr. Unsec’d. Notes	8.000%	06/01/20		59	66,818
Calpine Corp., Sr. Sec’d. Notes, 144A	5.875%	01/15/24		2,375	2,452,188
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%	01/15/23		6,000	5,977,500
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24		6,325	6,111,531
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125%	06/15/21	EUR	1,550	1,926,763
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19		16,751	17,546,672
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21		8,668	9,599,810
Dynegy, Inc., Gtd. Notes(a)	7.375%	11/01/22		33,924	36,256,275
Dynegy, Inc., Gtd. Notes(a)	7.625%	11/01/24		10,425	11,350,219
Dynegy, Inc., Gtd. Notes	8.034%	02/02/24		3,300	3,481,500
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)(dd)	7.875%	06/15/17		3,750	2,700,000
GenOn Energy, Inc., Sr. Unsec’d. Notes(a)(d)(dd)	9.500%	10/15/18		7,953	5,646,630
GenOn Energy, Inc., Sr. Unsec’d. Notes(a)(d)(dd)	9.875%	10/15/20		3,463	2,458,730
Melton Renewable Energy PLC (United Kingdom), Sr. Sec’d. Notes	6.750%	02/01/20	GBP	1,860	2,565,760
NRG Energy, Inc., Gtd. Notes	6.250%	07/15/22		21,900	22,803,375
NRG Energy, Inc., Gtd. Notes	6.250%	05/01/24		8,725	9,226,687
NRG Energy, Inc., Gtd. Notes	6.625%	03/15/23		9,525	9,878,377
Red Oak Power LLC, Series B, Sr. Sec’d. Notes	9.200%	11/30/29		1,625	1,836,250

					155,003,585

Entertainment — 3.6%
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A (original cost $10,450,000; purchased 03/08/17)(f)	6.000%		03/15/22		10,450	10,737,375
Churchill Downs, Inc., Gtd. Notes	5.375%		12/15/21		16,063	16,504,732
Eldorado Resorts, Inc., Gtd. Notes(a)	7.000%		08/01/23		9,666	10,378,867
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.375%		04/15/21		3,590	3,724,625
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.250%		02/15/22		6,775	7,393,219
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%		02/01/24		2,257	2,426,275
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A	5.000%		08/01/18		8,417	8,417,000
National CineMedia LLC, Sr. Sec’d. Notes	6.000%		04/15/22		8,557	8,663,963
Scientific Games International, Inc., Gtd. Notes	6.625%		05/15/21		7,675	7,905,250
Scientific Games International, Inc., Gtd. Notes	10.000%		12/01/22		4,350	4,790,438
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%		01/01/22		3,975	4,193,625

						85,135,369

Environmental Control — 0.4%
Clean Harbors, Inc., Gtd. Notes	5.125%		06/01/21		9,961	10,085,513

Food — 2.4%
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%		05/01/22		2,998	3,076,697
Iceland Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.250%	4.629	%(c)	07/15/20	GBP	558	745,829
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%		06/01/21		8,350	8,532,698
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%		06/01/21		15,925	16,273,439
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(a)	8.250%		02/01/20		8,675	8,729,219
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%		11/01/19		12,730	13,016,425
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	6.750%		06/01/21		5,875	5,684,062
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	7.750%		11/15/22		1,175	1,139,750

						57,198,119

Forest Products & Paper — 0.8%
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.500%		07/15/22		7,403	7,634,344
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	7.750%		12/01/22		8,293	8,790,580
Neenah Paper, Inc., Gtd. Notes, 144A	5.250%		05/15/21		2,350	2,397,000

						18,821,924

Hand/Machine Tools — 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A(a)	7.000%		02/01/21		3,450	3,268,875

Healthcare-Products — 0.6%
Avantor, Inc., Sr. Sec’d. Notes, 144A	6.000%		10/01/24		1,300	1,300,813
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750%		04/15/23		2,500	2,034,375
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	4.875%		04/15/20		3,035	2,928,775
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.750%		08/01/22		8,590	7,924,275

						14,188,238

Healthcare-Services — 7.5%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%		07/01/22		4,160	4,155,382
Acadia Healthcare Co., Inc., Gtd. Notes(a)	5.625%		02/15/23		1,075	1,080,375
Centene Corp., Sr. Unsec’d. Notes	5.625%		02/15/21		5,800	5,988,500

CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%	02/01/22	3,300	1,988,250
CHS/Community Health Systems, Inc., Gtd. Notes(a)	7.125%	07/15/20	16,075	12,538,500
CHS/Community Health Systems, Inc., Gtd. Notes(a)	8.000%	11/15/19	6,018	5,393,633
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%	08/01/21	2,125	1,992,188
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	6.250%	03/31/23	5,250	4,908,750
HCA Healthcare, Inc., Sr. Unsec’d. Notes(a)	6.250%	02/15/21	7,851	8,410,384
HCA, Inc., Gtd. Notes	5.875%	05/01/23	450	477,000
HCA, Inc., Gtd. Notes	7.500%	02/15/22	5,285	5,958,837
HCA, Inc., Gtd. Notes	7.500%	12/15/23	3,000	3,337,500
HCA, Inc., Sr. Sec’d. Notes	6.500%	02/15/20	3,000	3,221,250
Kindred Healthcare, Inc., Gtd. Notes(a)	8.000%	01/15/20	23,674	23,851,555
LifePoint Health, Inc., Gtd. Notes	5.500%	12/01/21	13,515	13,667,044
MEDNAX, Inc., Gtd. Notes, 144A	5.250%	12/01/23	2,025	2,075,625
Molina Healthcare, Inc., Gtd. Notes	5.375%	11/15/22	6,619	6,916,855
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	6,950	7,132,437
Surgery Center Holdings, Inc., Gtd. Notes, 144A(a)	8.875%	04/15/21	10,400	10,478,000
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	350	350,000
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	5,850	5,968,755
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%	10/01/20	2,000	2,100,000
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	4.625%	07/15/24	10,725	10,564,125
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	6,395	6,458,950
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%	06/15/23	3,700	3,459,426
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	22,148	21,926,520
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%	08/01/22	3,525	3,613,125

				178,012,966

Home Builders — 6.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.875%	02/15/21	10,491	10,727,047
AV Homes, Inc., Gtd. Notes	6.625%	05/15/22	5,700	5,963,853
Beazer Homes USA, Inc., Gtd. Notes(a)	5.750%	06/15/19	1,793	1,887,133
Beazer Homes USA, Inc., Gtd. Notes(a)	8.750%	03/15/22	10,040	11,006,350
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	6,423	6,543,431
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A(a)	6.125%	07/01/22	4,846	5,059,466
CalAtlantic Group, Inc., Gtd. Notes	6.250%	12/15/21	1,382	1,520,200
CalAtlantic Group, Inc., Gtd. Notes	8.375%	05/15/18	8,066	8,259,584
KB Home, Gtd. Notes	4.750%	05/15/19	12,924	13,198,635
KB Home, Gtd. Notes	7.000%	12/15/21	1,770	1,977,975
KB Home, Gtd. Notes	7.500%	09/15/22	5,345	6,133,387
KB Home, Gtd. Notes	8.000%	03/15/20	500	551,875
Lennar Corp., Gtd. Notes	4.125%	01/15/22	8,200	8,384,500
Lennar Corp., Gtd. Notes	4.750%	11/15/22	2,600	2,746,250
Lennar Corp., Gtd. Notes	4.875%	12/15/23	750	787,500
Lennar Corp., Gtd. Notes	6.950%	06/01/18	125	128,063
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	8,150	8,455,625
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875%	12/15/23	3,150	3,307,658
Meritage Homes Corp., Gtd. Notes	4.500%	03/01/18	10,224	10,249,560
Meritage Homes Corp., Gtd. Notes	7.000%	04/01/22	2,295	2,599,088
New Home Co., Inc. (The), Gtd. Notes	7.250%	04/01/22	5,050	5,226,750
PulteGroup, Inc., Gtd. Notes	4.250%	03/01/21	2,000	2,074,200
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250%	04/15/21	12,678	12,913,557
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625%	03/01/24	4,823	5,015,920
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.875%	04/15/23	1,775	1,882,601

TRI Pointe Group, Inc., Gtd. Notes(a)	4.875%	07/01/21	8,395	8,793,762
William Lyon Homes, Inc., Gtd. Notes	5.750%	04/15/19	6,977	7,029,327

				152,423,297

Internet — 0.4%
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A(a)	11.375%	12/01/21	8,275	8,999,063

Iron/Steel — 1.8%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	18,760	19,116,440
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia), Gtd. Notes, 144A	6.500%	05/15/21	13,275	13,839,187
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A(a)	6.375%	05/01/22	8,369	8,609,609

				41,565,236

Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%	03/15/18	2,000	2,030,113

Lodging — 3.4%
Boyd Gaming Corp., Gtd. Notes	6.875%	05/15/23	1,200	1,278,000
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, Sr. Sec’d. Notes	8.000%	10/01/20	37,282	38,120,845
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A(a)	10.250%	11/15/22	4,175	4,587,281
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	7,700	8,133,125
MGM Resorts International, Gtd. Notes	6.000%	03/15/23	600	661,500
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	3,000	3,337,470
MGM Resorts International, Gtd. Notes	6.750%	10/01/20	2,500	2,733,600
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	20,991	22,328,127

				81,179,948

Machinery-Diversified — 0.5%
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A	8.750%	12/15/19	5,175	5,317,313
Zebra Technologies Corp., Sr. Unsec’d. Notes(a)	7.250%	10/15/22	6,479	6,832,105

				12,149,418

Media — 10.8%
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750%	04/15/18	8,370	8,516,475
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	03/15/21	4,980	5,092,050
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes(a)	5.250%	09/30/22	20,475	21,038,062
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	14,277	14,330,539
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	11,952	11,959,410
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	26,176	26,535,920
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	6.500%	11/15/22	7,315	7,360,719
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes(a)	7.625%	03/15/20	3,050	2,973,750
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes(a)	6.500%	11/15/22	4,592	4,660,880
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes(a)	7.625%	03/15/20	8,685	8,598,150

Cogeco Communications, Inc. (Canada), Gtd. Notes, 144A(a)	4.875%	05/01/20	1,340	1,356,750
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	632	644,640
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	1,750	1,763,125
DISH DBS Corp., Gtd. Notes	5.125%	05/01/20	22,507	23,125,942
DISH DBS Corp., Gtd. Notes(a)	5.875%	07/15/22	1,347	1,385,726
DISH DBS Corp., Gtd. Notes	6.750%	06/01/21	7,290	7,763,850
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500%	04/15/21	18,535	18,813,025
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375%	04/01/23	9,580	9,891,350
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23	1,050	1,115,625
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(a)	6.125%	02/15/22	3,950	4,088,250
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	2,000	2,135,000
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	11,505	11,598,536
Sinclair Television Group, Inc., Gtd. Notes	5.375%	04/01/21	11,214	11,466,315
Sinclair Television Group, Inc., Gtd. Notes	6.125%	10/01/22	9,407	9,759,763
Sirius XM Radio, Inc., Gtd. Notes, 144A	3.875%	08/01/22	1,550	1,561,935
TEGNA, Inc., Gtd. Notes, 144A	4.875%	09/15/21	6,973	7,112,460
Tribune Media Co., Gtd. Notes	5.875%	07/15/22	16,585	16,916,700
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	12,892	13,375,450
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	1,335	1,406,756

				256,347,153

Mining — 2.4%
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.000%	02/15/21	5,615	5,825,562
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A(a)	9.750%	03/01/22	17,600	19,580,000
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.550%	03/01/22	2,850	2,810,813
International Wire Group, Inc., Sec’d. Notes, 144A	10.750%	08/01/21	4,375	3,992,188
Kinross Gold Corp. (Canada), Gtd. Notes(a)	5.125%	09/01/21	4,385	4,626,175
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250%	11/15/22	9,482	9,790,165
Teck Resources Ltd. (Canada), Gtd. Notes(a)	4.500%	01/15/21	9,846	10,178,302

				56,803,205

Miscellaneous Manufacturing — 2.4%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	12/01/24	24,700	24,907,480
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	12/01/21	27,650	30,588,089
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	1,625	1,690,000

				57,185,569

Oil & Gas — 6.2%
Antero Resources Corp., Gtd. Notes	5.125%	12/01/22	300	307,500
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21	3,850	3,946,250
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000%	04/01/22	16,648	18,104,700
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	12,975	13,721,063
CNX Resources Corp., Gtd. Notes	5.875%	04/15/22	16,649	17,023,602
CNX Resources Corp., Gtd. Notes	8.000%	04/01/23	3,603	3,846,203
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500%	01/30/26	6,500	6,581,250
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	7.000%	08/15/21	10,190	10,546,650
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	8.125%	09/15/23	3,100	3,332,500
Extraction Oil & Gas, Inc./Extraction Finance Corp., Gtd. Notes, 144A	7.875%	07/15/21	13,681	14,467,657

MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23		15,872	14,542,720
Noble Holding International Ltd. (United Kingdom), Gtd. Notes(a)	7.750%	01/15/24		3,025	2,616,625
Range Resources Corp., Gtd. Notes	5.875%	07/01/22		4,124	4,237,410
RSP Permian, Inc., Gtd. Notes	6.625%	10/01/22		5,650	5,946,625
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500%	08/01/20		1,600	1,644,800
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.250%	04/15/21		12,300	12,761,250
Teine Energy Ltd. (Canada), Sr. Unsec’d. Notes, 144A	6.875%	09/30/22		6,239	6,426,170
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	6.000%	01/15/22		4,000	4,120,000
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	7.500%	08/01/20		1,909	2,071,265

					146,244,240

Packaging & Containers — 2.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.250%	09/15/22		7,550	7,718,931
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A(a)	7.875%	11/01/19		13,600	13,634,000
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19		18,836	20,248,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750%	10/15/20		9,185	9,339,997
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	5.125%	07/15/23		1,000	1,037,500
Sealed Air Corp., Gtd. Notes, 144A	6.500%	12/01/20		865	951,500
Verallia Packaging SASU (France), Sr. Sec’d. Notes, 144A	5.125%	08/01/22	EUR	5,500	6,873,691

					59,804,319

Pharmaceuticals — 1.2%
Endo Finance LLC, Gtd. Notes, 144A(a)	5.750%	01/15/22		710	591,075
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375%	01/15/23		4,000	3,120,000
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.250%	01/15/22		4,200	3,654,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	5.375%	03/15/20		1,550	1,534,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	7.500%	07/15/21		16,095	15,893,812
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%	03/15/22		2,575	2,703,750

					27,497,137

Pipelines — 1.4%
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750%	09/30/21		4,347	4,466,542
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%	05/15/23		10,931	11,094,965
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375%	08/15/22		4,050	4,151,250
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(a)	5.625%	04/15/20		7,800	8,170,500
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.000%	01/15/19		3,100	3,199,820
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.850%	07/15/18		2,400	2,445,000

					33,528,077

Real Estate — 0.8%
Crescent Communities LLC/Crescent Venture, Inc., Sr. Sec’d. Notes, 144A	8.875%	10/15/21		6,773	7,196,313
Grainger PLC (United Kingdom), Sr. Sec’d. Notes	5.000%	12/16/20	GBP	3,150	4,633,085
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A(a)	4.875%	06/01/23		5,000	5,037,500
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A(a)	5.250%	12/01/21		400	416,000
Rialto Holdings LLC/Rialto Corp., Gtd. Notes, 144A	7.000%	12/01/18		2,000	2,005,000

					19,287,898

Real Estate Investment Trusts (REITs) — 1.1%
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes, 144A	5.000%		03/15/24		2,000	2,080,000
FelCor Lodging LP, Gtd. Notes	6.000%		06/01/25		8,750	9,296,875
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%		03/01/24		3,955	4,271,400
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%		04/15/21		4,532	4,611,310
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%		02/01/21		6,110	6,300,937

						26,560,522

Retail — 4.6%
CEC Entertainment, Inc., Gtd. Notes	8.000%		02/15/22		6,350	6,064,250
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%		03/15/19		4,280	2,605,450
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes(a)	6.750%		06/15/23		4,425	4,104,188
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(a)	6.750%		01/15/22		3,000	2,823,750
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%		06/15/20		8,525	7,544,625
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(a)	8.625%		06/15/20		2,700	2,389,500
Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250%		06/15/21		5,183	3,861,335
L Brands, Inc., Gtd. Notes(a)	5.625%		10/15/23		9,825	10,574,156
L Brands, Inc., Gtd. Notes	6.625%		04/01/21		10,000	11,001,100
L Brands, Inc., Gtd. Notes	8.500%		06/15/19		2,195	2,384,319
Men’s Wearhouse, Inc. (The), Gtd. Notes(a)	7.000%		07/01/22		3,800	3,652,750
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(a)	8.000%		10/15/21		5,942	3,386,940
PetSmart, Inc., Gtd. Notes, 144A(a)	7.125%		03/15/23		14,150	10,329,500
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%		06/30/20		4,325	3,806,000
Rite Aid Corp., Gtd. Notes	9.250%		03/15/20		7,528	7,659,740
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125%		04/01/23		13,707	12,678,975
Ruby Tuesday, Inc., Gtd. Notes(a)	7.625%		05/15/20		5,250	5,341,875
Stonegate Pub Co. Financing PLC (United Kingdom), Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.375%	4.702	%(c)	03/15/22	GBP	1,875	2,551,078
Stonegate Pub Co. Financing PLC (United Kingdom), Sr. Sec’d. Notes, 144A	4.875%		03/15/22	GBP	3,400	4,611,931
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A(a)	8.000%		06/15/22		1,300	741,000

						108,112,462

Semiconductors — 0.8%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.875%		09/01/22		7,225	7,360,469
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%		06/01/21		10,145	10,430,277

						17,790,746

Software — 3.0%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%		07/15/21		7,035	7,120,757
First Data Corp., Gtd. Notes, 144A	7.000%		12/01/23		36,045	38,207,700
Infor US, Inc., Sr. Sec’d. Notes, 144A	5.750%		08/15/20		14,809	15,230,168
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%		08/15/20		9,772	9,908,808

						70,467,433

Telecommunications — 5.6%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250%		02/15/23		7,054	7,671,225
Anixter, Inc., Gtd. Notes	5.625%		05/01/19		6,776	7,013,160
CenturyLink, Inc., Series S, Sr. Unsec’d. Notes	6.450%		06/15/21		23,530	23,412,350
CommScope, Inc., Gtd. Notes, 144A	5.000%		06/15/21		4,035	4,135,370
eircom Finance DAC (Ireland), Sr. Sec’d. Notes, 144A	4.500%		05/31/22	EUR	2,350	2,901,135
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	6.250%		09/15/21		6,340	4,691,600

Frontier Communications Corp., Sr. Unsec’d. Notes(a)	8.125%	10/01/18	1,150	1,141,375
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	8.500%	04/15/20	965	882,372
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	9.250%	07/01/21	5,195	4,178,754
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	9.500%	09/30/22	2,598	2,994,195
Level 3 Financing, Inc., Gtd. Notes	5.375%	08/15/22	1,520	1,531,400
Level 3 Financing, Inc., Gtd. Notes	6.125%	01/15/21	25,092	25,531,110
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	11/15/22	6,000	6,060,000
Sprint Corp., Gtd. Notes	7.250%	09/15/21	8,200	8,733,000
Sprint Corp., Gtd. Notes	7.875%	09/15/23	14,230	15,332,825
T-Mobile USA, Inc., Gtd. Notes	6.000%	03/01/23	3,610	3,787,522
T-Mobile USA, Inc., Gtd. Notes	6.125%	01/15/22	950	983,250
T-Mobile USA, Inc., Gtd. Notes	6.625%	04/01/23	11,615	12,152,194

				133,132,837

Textiles — 0.7%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	15,695	16,048,138

Transportation — 0.1%
XPO Logistics, Inc., Gtd. Notes, 144A	6.500%	06/15/22	1,735	1,813,075

Trucking & Leasing — 0.2%
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	4.500%	08/01/22	5,175	5,149,125

TOTAL CORPORATE BONDS (cost $2,140,862,322)				2,135,230,921

TOTAL LONG-TERM INVESTMENTS (cost $2,329,472,121)				2,325,200,466

SHORT-TERM INVESTMENTS 11.6%

			Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)			14,822,034	14,822,034
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $258,164,280; includes $257,858,642 of cash collateral for securities on loan)(b)(w)			258,158,146	258,183,961

TOTAL SHORT-TERM INVESTMENTS (cost $272,986,314)				273,005,995

TOTAL INVESTMENTS — 109.9% (cost $2,602,458,435)				2,598,206,461
Liabilities in excess of other assets(z) — (9.9)%				(233,748,746)

NET ASSETS — 100.0%				$2,364,457,715

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $17,623,377 and 0.7% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $252,833,723; cash collateral of $257,858,642 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2017.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(dd)	On June 14, 2017, GenOn Energy, Inc. and its subsidiaries filed for bankruptcy under Chapter 11. In connection with the Chapter 11 plan of reorganization (the “GenOn Reorganization Plan”) GenOn Energy, Inc. and its subsidiaries will issue a 144A high yield bond offering for the exit financing of the bankruptcy. As part of the GenOn Reorganization Plan and restructuring of the existing bond, PGIM, Inc. has agreed to participate in a backstop commitment of $16,610,000 for the new bond offering. Under the commitment agreement, the Fund will be obligated to purchase all of the unsubscribed shares of the bond offering. The Fund has received a backstop fee of $830,500 in conjunction with this commitment. As of November 17, 2017, the agreement has been terminated and PGIM, Inc. will not be obligated to purchase any unsubscribed shares of the bond offering.
(f)	Indicates a restricted security; the original cost of such security is $10,450,000. The value of $10,737,375 is 0.5% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at November 30, 2017:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
512	2 Year U.S. Treasury Notes	Mar. 2018	$109,776,000	$(52,930)
868	10 Year U.S. Treasury Notes	Mar. 2018	107,672,687	(536,190)
1	20 Year U.S. Treasury Bonds	Mar. 2018	151,719	(1,455)
1	30 Year U.S. Ultra Treasury Bonds	Mar. 2018	164,875	(2,041)

				(592,616)

	Short Positions:
18	5 Year Euro-Bobl	Mar. 2018	2,830,818	1,045
22	10 Year U.K. Gilt	Mar. 2018	3,677,427	21,173
30	Euro Schatz. DUA Index	Dec. 2017	4,006,023	392

				22,610

				$(570,006)

Cash of $1,520,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts as of November, 30, 2017.

Forward foreign currency exchange contracts outstanding at November 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 12/04/17	Goldman Sachs & Co.	GBP	14,819	$19,781,733	$20,045,216	$263,483
Expiring 12/04/17	Goldman Sachs & Co.	GBP	2,269	3,000,000	3,068,804	68,804
Euro,
Expiring 12/04/17	Goldman Sachs & Co.	EUR	14,345	17,115,412	17,079,680	(35,732)
Expiring 12/04/17	UBS AG	EUR	2,082	2,444,639	2,478,427	33,788

				$42,341,784	$42,672,127	$330,343

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 12/04/17	Goldman Sachs & Co.	GBP	17,088	$22,567,719	$23,114,020	$(546,301)
Expiring 02/02/18	Goldman Sachs & Co.	GBP	14,819	19,825,746	20,091,050	(265,304)
Euro,
Expiring 12/04/17	Goldman Sachs & Co.	EUR	16,427	19,284,365	19,558,107	(273,742)
Expiring 02/02/18	Goldman Sachs & Co.	EUR	14,345	17,183,552	17,149,082	34,470

				$78,861,382	$79,912,259	(1,050,877)

						$(720,534)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$172,346,168	$17,623,377
Corporate Bonds	—	2,135,230,921	—
Affiliated Mutual Funds	273,005,995	—	—
Other Financial Instruments*
Futures Contracts	(570,006)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(720,534)	—

Total	$272,435,989	$2,306,856,555	$17,623,377

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:

The following abbreviations are used in the preceding Portfolios’ descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Bobl	Bundesobligationen (German Government Bonds)
CLO	Collateralized Loan Obligation
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments. Certain Funds may also invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from Securities Exchange Commission (“SEC”), a series of the Prudential Investment Portfolios 2 (together with Prudential Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc 15

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 17, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date January 17, 2018

*	Print the name and title of each signing officer under his or her signature.